Share capital - Narrative (Details)		6 Months Ended		12 Months Ended
	Mar. 21, 2025	Apr. 30, 2026 shares	Feb. 28, 2025 shares	Dec. 31, 2026	Apr. 04, 2026 shares	Mar. 31, 2026 USD ($) vote shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 shares
Disclosure of classes of share capital [table]
Issued common shares (in shares)						137,774,851	146,399,347
Percentage of average daily trading volume			25.00%
Shares repurchased and cancelled | $						$ 86,238,000	$ 132,317,000
Change in fair value of share repurchase liability | $						(11,800,000)	1,464,000
Major ordinary share transactions
Disclosure of classes of share capital [table]
Percentage of average daily trading volume		25.00%
Automatic Share Purchase Plan (ASPP)
Disclosure of classes of share capital [table]
Liabilities from share repurchase | $						$ 0	$ 0
Subordinate voting shares
Disclosure of classes of share capital [table]
Votes per share (in votes per share) | vote						1
Number of shares approved to repurchase for cancellation (in shares)						8,478,469
Percentage of the company's subordinate voting shares	10.00%
Maximum number of shares approved to repurchase for cancellation per day (in shares)			153,504
Average daily trading volume (in shares)			614,018
Subordinate voting shares | Major ordinary share transactions
Disclosure of classes of share capital [table]
Number of shares approved to repurchase for cancellation (in shares)					9,013,953
Percentage of the company's subordinate voting shares				10.00%
Maximum number of shares approved to repurchase for cancellation per day (in shares)		172,996
Average daily trading volume (in shares)		691,987
Issued and Outstanding Shares
Disclosure of classes of share capital [table]
Issued common shares (in shares)						137,774,851	146,399,347	153,547,616
Outstanding common shares (in shares)						137,774,851	146,399,347	153,547,616
Number of shares increase (decrease) through treasury share transactions (in shares)						(9,013,953)	(9,722,677)
Issued and Outstanding Shares | Automatic Share Purchase Plan (ASPP)
Disclosure of classes of share capital [table]
Shares repurchased and cancelled | $						$ 85,480,000	$ 134,193,000
Treasury shares
Disclosure of classes of share capital [table]
Issued common shares (in shares)						2,098,958
Outstanding common shares (in shares)						2,098,958